Investments Accounted For Using Equity Method - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associates [Line Items]
Current assets	$ 266,138	$ 397,905
Non-current assets	568,092	475,518
Current liabilities	(214,054)	(248,166)
Non-current liabilities	(371,489)	(326,283)
Equity	248,687	298,974	$ 123,713	$ 183,032
Revenue	349,846	382,826	366,009
Loss for the year	(76,038)	(98,908)	(67,362)
Total comprehensive loss for the year	(76,729)	$ (115,088)	$ (64,357)
Zypp | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	12,974
Non-current assets	8,489
Current liabilities	(1,142)
Non-current liabilities	(7,065)
Equity	13,256
Revenue	30,881
Loss for the year	(5,582)
Total comprehensive loss for the year	(5,582)
GPH | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	6,502
Non-current assets	2,142
Current liabilities	(1,406)
Non-current liabilities	(88)
Equity	7,150
Revenue	71
Loss for the year	(1,436)
Total comprehensive loss for the year	$ (1,436)